RBC BlueBay Emerging Market Debt Fund Investment Risks - RBC BlueBay Emerging Market Debt Fund	Sep. 30, 2025
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging markets countries. These risks are not normally associated with investments in more developed countries.
Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information, different auditing and legal standards and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, sanctions, trading restrictions, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.
Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
Investing In The European Union Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to economic risks associated with high levels of government debt. Adverse regulatory, economic and political events in European Union member states may cause the Fund’s investments to decline in value. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the exit by the United Kingdom (UK), would subject its currency and banking system to increased risk. The exit by a member state will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect a Fund’s investments. Additionally, the reintroduction of national currencies in one or more Eurozone countries or the abandonment of the Euro as a currency could have major negative effects on the Funds’ investments as well as the ability of the Funds’ counterparties to fulfill their obligations.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.
High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.
Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues. Investments in the Fund are subject to additional risks associated with municipal securities.
Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives and other similar instruments (collectively referred to as “derivatives”), including options contracts, futures contracts, forwards, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds), may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying asset reference, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying asset, reference, rate or index, in addition to other risks. However, the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, reference, rate or index. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Over-the-counter (“OTC”) derivatives are traded bilaterally between two parties, which exposes the Fund to heightened liquidity risk, valuation risk and counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty, compared to other types of investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Certain derivatives are subject to exchange trading and/or mandatory clearing (which interposes a central clearinghouse to each participant’s derivative transaction). Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity and transparency, but do not make a derivatives transaction risk-free and may subject the Fund to increased costs. The use of derivatives may not be successful, and certain of the Fund’s transactions in derivatives may not perform as expected, which may prevent the Fund from realizing the intended benefits, and could result in a loss to the Fund. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.
Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund’s assets are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. As a result, there is the risk that the values at which these investments are sold may be significantly different to the estimated fair values of these investments.
Custodial Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and other trade barriers, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Credit Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.
Issuer-Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Adviser’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.